Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	2023	2024
	revised
	$’000	$’000
At the beginning of the year	—	5,000
Customer prepayments	5,000	—
Revenue recognized	—	—
Effect of foreign exchange rate changes	—	—
At the end of the year	5,000	5,000